UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form  13F  File  Number:  28-05723
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Kistner
        --------------------------------------
Title:  Vice President, Director of Operations
        --------------------------------------
Phone:  (949) 718-9701
        --------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Kistner                 Newport Beach, CA              07/19/2002
----------------------                 -----------------              ----------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           65
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,860,751
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
ALCATEL SA ADR                 ADR              013904305    26014 3658915 SH               DEFINED  3583365      0  75550
APPLE COMPUTER INC             COM              037833100    49952 2818951 SH               DEFINED  2759391      0  59560
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    48745 1188910 SH               DEFINED  1171045      0  17865
AVERY DENNISON CORP            COM              053611109      400    6375 SH               SOLE        6375      0      0
BP PLC ADR                     ADR              055622104      325    6448 SH               SOLE        6448      0      0
BAKER HUGHES INC               COM              057224107     2230   67000 SH               SOLE       67000      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      174   15400 SH               SOLE       15400      0      0
BANK OF NEW YORK CO INC        COM              064057102     6074  179960 SH               SOLE      179960      0      0
BAXTER INTERNATIONAL INC.      COM              071813109      433    9750 SH               SOLE        9750      0      0
BELLSOUTH CORP                 COM              079860102     7594  241064 SH               SOLE      241064      0      0
BOEING CO.                     COM              097023105    60309 1340192 SH               DEFINED  1312442      0  27750
BRISTOL-MYERS SQUIBB CO        COM              110122108      520   20220 SH               DEFINED    19980      0    240
CHEVRON TEXACO CORP            COM              166764100    56696  640634 SH               DEFINED   626851      0  13783
CHUBB CORP                     COM              171232101    69305  978889 SH               DEFINED   957619      0  21270
CINCINNATI FINANCIAL CORP      COM              172062101    79253 1703266 SH               DEFINED  1667486      0  35780
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    36523 1140647 SH               DEFINED  1116697      0  23950
CONOCO INC                     COM              208251504    48278 1736636 SH               DEFINED  1691456      0  45180
CYTEC INDUSTRIES INC           COM              232820100    63261 2012122 SH               DEFINED  1968242      0  43880
DOW CHEMICAL                   COM              260543103    60668 1764620 SH               DEFINED  1727850      0  36770
GILLETTE COMPANY               COM              375766102    70656 2086107 SH               DEFINED  2041997      0  44110
HONEYWELL INTERNATIONAL INC    COM              438516106    56547 1605080 SH               DEFINED  1571956      0  33124
IMC GLOBAL INC                 COM              449669100      168   13400 SH               SOLE       13400      0      0
ING GROEP NV ADR               ADR              456837103    44909 1765965 SH               DEFINED  1732725      0  33240
INTERNATIONAL BUSINESS         COM              459200101    46190  641523 SH               DEFINED   628408      0  13115
MACHINES
KLM ROYAL DUTCH AIRLINES       COM              482516309      132   10900 SH               SOLE       10900      0      0
KAO CORP ADR                   ADR              485537203      203     881 SH               SOLE         881      0      0
KOMATSU LTD - SPONSORED ADR    ADR              500458401      173   12100 SH               SOLE       12100      0      0
KROGER CO                      COM              501044101    62263 3128829 SH               DEFINED  3061624      0  67205
MARATHON OIL CORP              COM              565849106      423   15600 SH               SOLE       15600      0      0
MATSUSHITA ELEC INDL           ADR              576879209    39829 2879894 SH               DEFINED  2837944      0  41950
MERCK & CO., INC.              COM              589331107     9485  187300 SH               DEFINED   180700      0   6600
MERRILL LYNCH & CO             COM              590188108     5330  131600 SH               DEFINED   127400      0   4200
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    37641 5535378 SH               DEFINED  5425728      0 109650
MOLEX INC                      COM              608554101      219    6520 SH               SOLE        6520      0      0
MOLEX INC - CLASS A            COM              608554200    38305 1396448 SH               DEFINED  1367108      0  29340
MOTOROLA INC                   COM              620076109    52568 3602991 SH               DEFINED  3532481      0  70510
NCR CORPORATION                COM              62886E106    50980 1473402 SH               DEFINED  1445828      0  27574
NEC CORP. - SPONSORED ADR      ADR              629050204      153   22000 SH               SOLE       22000      0      0
NESTLE SA SPNSRD ADR REP RG SH ADR              641069406      312    5350 SH               SOLE        5350      0      0
PG&E CORPORATION               COM              69331C108    40795 2280340 SH               DEFINED  2231820      0  48520
PNC FINANCIAL SERVICES GROUP   COM              693475105      222    4240 SH               DEFINED     3890      0    350
POSCO SPONSORED ADR'S FOR ORD  ADR              693483109    51582 1891539 SH               DEFINED  1848369      0  43170
PENNEY (J.C.) CO               COM              708160106    54790 2488195 SH               DEFINED  2436265      0  51930
PHILLIPS PETROLEUM CO          COM              718507106    10910  185295 SH               DEFINED   185085      0    210
PROGRESS ENERGY INC            COM              743263105      832   16000 SH               SOLE       16000      0      0
RAYTHEON CO NEW                COM              755111507    82317 2020043 SH               DEFINED  1977298      0  42745
SBC COMMUNICATIONS INC         COM              78387G103    54261 1779061 SH               DEFINED  1741920      0  37141
SIERRA PACIFIC RESOURCES       COM              826428104    23165 2969840 SH               DEFINED  2905590      0  64250
TDC A/S SPONSORED ADR'S        ADR              87236N102      147   10600 SH               SOLE       10600      0      0
TELEFONICA SA -SPON ADR        ADR              879382208      612   24618 SH               DEFINED    24144      0    474
3M CO                          COM              88579Y101    63087  512904 SH               DEFINED   501929      0  10975
TOTAL FINA ELF SA SPON ADR     ADR              89151E109      669    8238 SH               SOLE        8238      0      0
TREDEGAR CORP                  COM              894650100      716   29636 SH               SOLE       29636      0      0
TRIGON HEALTHCARE INC.         COM              89618L100     1079   10730 SH               DEFINED    10390      0    340
TYCO INTL LTD (NEW)            COM              902124106    19834 1468119 SH               DEFINED  1437349      0  30770
UNITED PARCEL SERVICE - CL B   COM              911312106     1501   24300 SH               DEFINED    17800      0   6500
UNOCAL CORP                    COM              915289102     4704  127350 SH               SOLE      127350      0      0
VALERO ENERGY CORP             COM              91913Y100    42780 1143225 SH               DEFINED  1122075      0  21150
VODAFONE GROUP PLC             ADR              92857W100      142   10350 SH               SOLE       10350      0      0
WASHINGTON MUTUAL INC          COM              939322103    60859 1639966 SH               DEFINED  1605472      0  34494
WELLS FARGO & CO (NEW)         COM              949746101    67427 1346918 SH               DEFINED  1318208      0  28710
XEROX CORP                     COM              984121103    32330 4638502 SH               DEFINED  4540152      0  98350
ROYAL BANK OF SCOTLAND GROUP   COM              G76891111      251    8802 SH               SOLE        8802      0      0
WEATHERFORD INTERNATIONAL LTD  COM              G95089101    57103 1321825 SH               DEFINED  1294065      0  27760
ALCON INC                      COM              H01301102    55396 1617395 SH               DEFINED  1584305      0  33090